Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures
Accounting for associates and joint ventures
The equity accounted associates include the Group's investment in the Business Growth Fund £648m (2022: £669m) which has decreased due to a fair value loss in its investments by £(10)m (2022: £(21)m).

	2023			2022
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	670	209	879	695	227	922
Held at fair value through profit or loss	—	516	516	—	435	435
Total	670	725	1,395	695	662	1,357
Summarised financial information for the Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Group’s share of the net income of the investees for the year ended 31 December 2023, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates			Joint ventures
	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m
Profit/(loss) from continuing operations	(10)	(21)	219	1	26	35
Other comprehensive income/(loss)	—	—	1	(3)	1	5
Total comprehensive income/(loss) from continuing operations	(10)	(21)	220	(2)	27	40
Unrecognised shares of the losses of individually immaterial associates and joint ventures were £nil (2022: £nil).
The Group has provided £nil (2022: £nil) to its joint ventures and associates. The Barclays drawn commitments to finance or otherwise provide resources to its joint ventures and associates are £474m (2022: £474m) The Barclays share of the associates and joint ventures unutilised credit facilities commitments amounted to £1,695m (2022: £1,796m).